Impairment of non-current assets - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2024	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / $	Dec. 31, 2023	Dec. 31, 2023 $ / $
Impairment of non-current assets
Information about prices based on information provided by specialized market analysts and management analysts	Oil price – Brent: Projections for Ecopetrol S.A. and Hocol S.A. include USD$69.81/barrel for the first year, USD$71.14/barrel average for the medium term, and USD$73.23/barrel as of 2035.	In 2023, the assumptions made took a price of USD$83.35/barrel for the first year, USD$78.05/barrel average for the medium term, and USD$77.81/barrel as of 2034. For Ecopetrol América Inc. the prices used were USD$66.60/barrel average for the short term and USD$67.18/barrel average for the long term.
Closing balance exchange rate	4,409,150	3,822,050				4,409.15		3,822.05
Non-current asset held for sale		$ 209,551,000
Oilfields [Member]
Impairment of non-current assets
Expense for impairment	$ 495,554,000
Tax Surcharge Rate 0%
Impairment of non-current assets
Tax surcharge rate	0.00%
Tax Surcharge Rate 5%
Impairment of non-current assets
Tax surcharge rate	5.00%
Tax Surcharge Rate 10%
Impairment of non-current assets
Tax surcharge rate	10.00%
Tax Surcharge Rate 15%
Impairment of non-current assets
Tax surcharge rate	15.00%
CGUs of South, North and Yaguara-Tenay
Impairment of non-current assets
Impairment loss		630,134,000	$ 405,357,000
CGUs of Oleoducto de Colombia S.A.
Impairment of non-current assets
Impairment loss			872,000
Internexa Brasil
Impairment of non-current assets
Non-current asset held for sale		85,568,000
Internexa Argentina
Impairment of non-current assets
Non-current asset held for sale		12,593,000
Consorcio Transmantaro
Impairment of non-current assets
Non-current asset held for sale		85,168,000
Refineria de Cartagena S.A.S
Impairment of non-current assets
Recovery of impairment loss	$ 1,271,120,000	1,494,224,000	1,107,101,000
Expense for impairment	5,367,000	11,712,000	$ 11,077,000
Weighted average cost of capital, measurement input | Tax Surcharge Rate 0%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets				5.98			7.15
Weighted average cost of capital, measurement input | Tax Surcharge Rate 5%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets				5.75			6.9
Weighted average cost of capital, measurement input | Tax Surcharge Rate 10%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets				5.52			6.65
Weighted average cost of capital, measurement input | Tax Surcharge Rate 15%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets				5.28			6.4
Rate with tax
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets				7.93
Rate without tax
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets				8.54
Transportation and logistics segment
Impairment of non-current assets
Discount rate used in current estimate of value in use			4.73%	6.00%			5.88%
Closing balance exchange rate | $ / shares					4,409.15
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	127,206,000
Impairment recovery	127,206,000
Refineria de Barrancabermeja (projects) [Member]
Impairment of non-current assets
Reversal of impairment loss recognised in profit or loss, biological assets	0	0	$ 0
Energy transmission and roads
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	1,672,000
Non-current asset held for sale	(42,862,000)	(98,543,000)
Impairment loss	(45,351,000)	$ (209,551,000)	(87,543,000)
Impairment recovery	1,672,000
Energy transmission and roads | Internexa Brasil
Impairment of non-current assets
Impairment loss			85,568,000
Energy transmission and roads | Internexa Argentina
Impairment of non-current assets
Impairment loss	16,256,000		$ 1,975,000
Energy transmission and roads | ISA Bolivia
Impairment of non-current assets
Impairment loss	$ 26,606,000